Acquisition costs and other expenditure - Staff and employment costs (Details) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) employee	Dec. 31, 2017 GBP (£) employee	Dec. 31, 2016 GBP (£) employee
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	28,206	27,151	26,267
Costs of employment
Wages and salaries	£ 1,656	£ 1,774	£ 1,483
Social security costs	116	129	110
Defined benefit schemes	(29)	(3)	213
Defined contribution schemes	95	85	79
Total costs of employment	£ 1,838	£ 1,985	£ 1,885
Asia
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	16,798	15,477	15,439
US
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	4,285	4,564	4,447
UK and Europe
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	7,123	7,110	6,381